INCOME TAXES - Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 10,384	$ 0
Tax credit carryforwards	4,929	6,882
Accrued liabilities	785	5,576
Stock compensation	2,221	1,457
Charitable contribution	697	0
Deferred rent	41	74
Other	89	276
Total gross deferred tax assets	19,146	14,265
Less: Valuation allowance	(1,334)	(1,002)	$ 0
Total deferred tax assets	17,812	13,263
Deferred tax liabilities:
Intangibles	176	185
Property and equipment	10,189	12,457
Prepaid taxes	1,165	482
Total deferred tax liabilities	11,530	13,124
Deferred tax assets (liability), net	$ 6,282	$ 139